Other Matters - Additional Information (Detail) ₨ in Millions, $ in Millions						12 Months Ended
	Jan. 09, 2012 INR (₨)	Jan. 09, 2012 USD ($)	Jul. 21, 2009	Aug. 29, 2003	Apr. 30, 2002	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Reversal of provisions recognised related to contribution to district mineral foundation						₨ 0	$ 0	₨ 2,913
Recovery of direct costs								16,176	$ 251
Claim against resultant profit of petroleum								2,976	43
Bid cost committed capital expenditure								38,110	$ 551
Guarantees for minimum work programmer commitments amount								₨ 21,370		$ 309
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			64.90%		26.00%
Additional interests acquired			20.00%	18.90%
Ownership percentage by Government of India						35.08%	35.08%	35.08%	35.08%
Ownership interest to be sold to Employees			3.50%
Hindustan Zinc Limited (HZL) [member] | Government of India [member]
Disclosure of subsidiaries [line items]
Ownership percentage by Government of India			29.50%
Offer to acquire interests	₨ 154,920	$ 2,240
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary						51.00%	51.00%
Ownership percentage by Government of India						49.00%	49.00%	49.00%	49.00%
Bharat aluminium company limited [member] | Government of India [member]
Disclosure of subsidiaries [line items]
Offer to acquire interests	₨ 17,820	$ 258